Accounting judgments, estimates and assumptions - Reclassifications to Prior Period Financial Statements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in accounting estimates [line items]
Game operation cost	$ 25,208,000	$ 50,746,000	$ 55,594,000	$ 47,359,000
Selling and marketing expenses	110,541,000	209,092,000	226,262,000	153,188,000
General and administrative expenses	16,131,000	31,536,000	31,445,000	39,183,000
Revenue	$ 212,755,000	420,933,000	464,549,000	479,688,000
Operating segments
Disclosure of changes in accounting estimates [line items]
Revenue		420,933,000	464,549,000	479,688,000
Nexters Global Ltd
Disclosure of changes in accounting estimates [line items]
Segment Management EBITDA		49,894,000	43,975,000	126,815,000
Nexters Global Ltd | Operating segments
Disclosure of changes in accounting estimates [line items]
Segment Management EBITDA		49,894,000	43,975,000	126,815,000
Revenue		403,639,000	447,148,000	472,394,000
All other segments
Disclosure of changes in accounting estimates [line items]
Segment Management EBITDA		(14,200,000)	(15,670,000)	(13,672,000)
All other segments | Operating segments
Disclosure of changes in accounting estimates [line items]
Segment Management EBITDA		(14,200,000)	(15,670,000)	(13,672,000)
Revenue		$ 17,294,000	17,401,000	7,294,000
Previously reported
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization expense			6,276,000	6,901,000
Previously reported | Nexters Global Ltd | Operating segments
Disclosure of changes in accounting estimates [line items]
Segment Management EBITDA				138,647,000
Revenue				432,658,000
Previously reported | All other segments | Operating segments
Disclosure of changes in accounting estimates [line items]
Segment Management EBITDA				(25,504,000)
Revenue				16,788,000
Prior period, adjustment
Disclosure of changes in accounting estimates [line items]
Game operation cost			3,925,000	3,323,000
Selling and marketing expenses			524,000	514,000
General and administrative expenses			$ 1,827,000	$ 3,064,000